Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Current assets	$ 3,975	$ 3,071
Total assets	17,881	17,295
Revenues	5,984	5,906
Liabilities
Current liabilities	2,652	3,219
Total liabilities	7,901	7,735
Net loss	1,122	1,564
Net loss attributable to Refinitiv	1,122	1,564
Total comprehensive income	1,278	1,616
Thomson Reuters carrying amount	1,136	1,551
Refinitiv [member]
Assets
Current assets	2,071	2,031
Non-current assets	21,094	20,709
Total assets	23,165	22,740
Revenues	6,513	6,250
Liabilities
Current liabilities	3,995	3,398
Non-current liabilities	14,268	13,964
Total liabilities	18,263	17,362
Net loss	(1,137)	(1,278)
Net assets	4,902	5,378
Remove: Net earnings attributable to non-controlling interests	(95)	(75)
Non-controlling interests	(2,415)	(2,100)
Other	(306)	(195)
Net assets attributable to Refinitiv, Beginning balance	3,083	4,514
Net loss attributable to Refinitiv	(1,232)	(1,353)
Other comprehensive income (loss) attributable to Refinitiv	330	(78)
Total comprehensive income	(902)	(1,431)
Net assets attributable to Refinitiv, Ending balance	$ 2,181	$ 3,083
Thomson Reuters % share	45.00%	45.00%
Thomson Reuters carrying amount	$ 981	$ 1,387